PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 97.9%
Common Stocks 94.2%
Brazil 4.9%
Ambev SA	25,600	$80,177
B3 SA - Brasil Bolsa Balcao	71,200	224,648
Banco Bradesco SA	8,801	27,638
Banco do Brasil SA	32,800	334,537
BB Seguridade Participacoes SA	4,600	30,292
Centrais Eletricas Brasileiras SA	6,800	55,536
Cia Siderurgica Nacional SA	3,600	10,514
CPFL Energia SA	31,700	240,997
Engie Brasil Energia SA	1,100	10,252
Petroleo Brasileiro SA	20,700	152,380
Suzano SA	4,300	43,721
Telefonica Brasil SA	2,900	25,935
TIM SA	4,000	12,088
Vale SA	27,832	408,173
WEG SA	37,900	320,031
		1,976,919
Chile 0.2%
Cia Sud Americana de Vapores SA	89,544	6,778
Empresas CMPC SA	6,270	12,376
Enel Chile SA	946,934	65,342
		84,496
China 31.4%
3SBio, Inc., 144A*	246,000	236,983
Agricultural Bank of China Ltd. (Class H Stock)	219,000	79,660
Alibaba Group Holding Ltd.*	92,900	1,187,205
Aluminum Corp. of China Ltd. (Class H Stock)	24,000	11,935
Baidu, Inc., ADR*	2,100	327,579
Bank of Beijing Co. Ltd. (Class A Stock)	89,000	58,169
Bank of China Ltd. (Class H Stock)	448,000	166,162
Bank of Communications Co. Ltd. (Class H Stock)	182,000	109,952
Bank of Hangzhou Co. Ltd. (Class A Stock)	38,500	66,139
Bank of Jiangsu Co. Ltd. (Class A Stock)	59,100	59,778
Bank of Nanjing Co. Ltd. (Class A Stock)	6,400	7,682
Bank of Shanghai Co. Ltd. (Class A Stock)	66,800	57,684
Beijing Enterprises Holdings Ltd.	66,500	264,487
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (Class A Stock)	4,340	42,134
Beijing-Shanghai High Speed Railway Co. Ltd. (Class A Stock)	10,800	8,275
BYD Co. Ltd. (Class H Stock)	13,000	463,034

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
BYD Electronic International Co. Ltd.	4,000	$15,442
China CITIC Bank Corp. Ltd. (Class H Stock)	147,000	71,088
China Coal Energy Co. Ltd. (Class H Stock)	12,000	8,697
China Communications Services Corp. Ltd. (Class H Stock)	14,000	6,660
China Construction Bank Corp. (Class H Stock)	954,000	556,047
China Everbright Bank Co. Ltd. (Class H Stock)	24,000	7,150
China Feihe Ltd., 144A	20,000	12,256
China Hongqiao Group Ltd.	13,000	12,543
China Medical System Holdings Ltd.	82,000	138,084
China Minsheng Banking Corp. Ltd. (Class H Stock)	608,000	231,748
China National Medicines Corp. Ltd. (Class A Stock)	6,300	29,360
China Pacific Insurance Group Co. Ltd. (Class H Stock)	33,800	91,122
China Railway Group Ltd. (Class H Stock)	24,000	15,779
China Railway Signal & Communication Corp. Ltd. (Class A Stock)	44,279	37,216
China Resources Mixc Lifestyle Services Ltd., 144A	3,800	18,391
China Resources Pharmaceutical Group Ltd., 144A	10,000	7,783
China Resources Power Holdings Co. Ltd.	12,000	26,033
China Tower Corp. Ltd. (Class H Stock), 144A	1,638,000	185,157
China Zheshang Bank Co. Ltd. (Class A Stock)	137,700	53,610
Chongqing Changan Automobile Co. Ltd. (Class A Stock)	4,400	9,896
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	79,100	43,523
CITIC Ltd.	23,000	25,963
CMOC Group Ltd. (Class H Stock)	21,000	14,053
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	3,369	112,312
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	17,850	18,893
CSPC Pharmaceutical Group Ltd.	53,200	44,437
Daan Gene Co. Ltd. (Class A Stock)	3,200	4,537
Daqin Railway Co. Ltd. (Class A Stock)	7,200	7,214
Dongyue Group Ltd.	9,000	8,879
ENN Natural Gas Co. Ltd. (Class A Stock)	22,200	57,170
Focus Media Information Technology Co. Ltd. (Class A Stock)	7,700	8,037
Foxconn Industrial Internet Co. Ltd. (Class A Stock)	20,200	63,256
Ganfeng Lithium Group Co. Ltd. (Class H Stock), 144A	2,400	15,462
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	11,200	60,816
Greentown China Holdings Ltd.	7,000	8,047
H World Group Ltd., ADR*	1,000	48,040
Haidilao International Holding Ltd., 144A	10,000	28,245
Hangzhou Binjiang Real Estate Group Co. Ltd. (Class A Stock)	40,200	60,847
Henan Shenhuo Coal & Power Co. Ltd. (Class A Stock)	30,300	66,774
Hengan International Group Co. Ltd.	3,500	14,397
Hengdian Group DMEGC Magnetics Co. Ltd. (Class A Stock)	3,000	7,318
Huaibei Mining Holdings Co. Ltd. (Class A Stock)	30,300	52,450
Huatai Securities Co. Ltd. (Class H Stock), 144A	9,000	12,842

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Huaxia Bank Co. Ltd. (Class A Stock)	33,500	$27,200
Hubei Jumpcan Pharmaceutical Co. Ltd. (Class A Stock)	12,927	47,678
Industrial & Commercial Bank of China Ltd. (Class H Stock)	307,000	149,917
Industrial Bank Co. Ltd. (Class A Stock)	6,800	15,873
iQIYI, Inc., ADR*	2,400	15,216
JA Solar Technology Co. Ltd. (Class A Stock)	4,600	21,425
JD.com, Inc., ADR	9,800	404,838
Jiangsu Expressway Co. Ltd. (Class H Stock)	8,000	7,336
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (Class A Stock)	1,500	7,094
Jiangxi Copper Co. Ltd. (Class H Stock)	6,000	10,080
Jointown Pharmaceutical Group Co. Ltd. (Class A Stock)	8,000	11,092
KE Holdings, Inc., ADR*	3,400	59,228
Kingsoft Corp. Ltd.	5,200	22,382
Kuaishou Technology, 144A*	12,700	111,463
Kunlun Energy Co. Ltd.	250,000	204,574
Kweichow Moutai Co. Ltd. (Class A Stock)	400	105,570
Lingyi iTech Guangdong Co. (Class A Stock)	9,000	7,748
Longfor Group Holdings Ltd., 144A	10,500	28,407
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	2,500	10,475
Meituan (Class B Stock), 144A*	27,860	531,851
Metallurgical Corp. of China Ltd. (Class A Stock)	13,000	7,629
MINISO Group Holding Ltd., ADR	600	12,606
Muyuan Foods Co. Ltd. (Class A Stock)	1,800	11,195
NetEase, Inc.	1,700	37,027
NetEase, Inc., ADR	4,500	489,330
New China Life Insurance Co. Ltd. (Class H Stock)	4,900	14,210
PDD Holdings, Inc., ADR*	5,600	502,992
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	94,000	36,189
PetroChina Co. Ltd. (Class H Stock)	116,000	85,056
PICC Property & Casualty Co. Ltd. (Class H Stock)	250,000	293,231
Ping An Bank Co. Ltd. (Class A Stock)	6,800	11,743
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	45,000	327,903
Porton Pharma Solutions Ltd. (Class A Stock)	3,900	16,506
Qinghai Salt Lake Industry Co. Ltd. (Class A Stock)*	2,800	7,843
Sany Heavy Equipment International Holdings Co. Ltd.	6,000	9,497
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	4,200	7,623
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	57,600	61,338
Shanxi Coal International Energy Group Co. Ltd. (Class A Stock)	29,400	60,075
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	24,900	57,005
Shenzhen Kstar Science & Technology Co. Ltd. (Class A Stock)	1,700	7,992

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	400	$16,599
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (Class A Stock)	2,000	6,989
Shimao Group Holdings Ltd.*(a)	397,000	77,375
Sichuan Kelun Pharmaceutical Co. Ltd. (Class A Stock)	14,200	54,913
Sinopharm Group Co. Ltd. (Class H Stock)	7,600	23,934
Sungrow Power Supply Co. Ltd. (Class A Stock)	500	7,813
Tencent Holdings Ltd.	40,300	1,852,235
Tencent Music Entertainment Group, ADR*	30,500	213,195
Tianqi Lithium Corp. (Class A Stock)	3,900	36,409
Tongcheng Travel Holdings Ltd.*	6,800	16,501
Tongwei Co. Ltd. (Class A Stock)	10,300	50,241
Trina Solar Co. Ltd. (Class A Stock)	1,672	8,824
Trip.com Group Ltd.*	3,200	130,697
Vipshop Holdings Ltd., ADR*	12,300	231,609
Western Mining Co. Ltd. (Class A Stock)	37,200	64,108
WuXi AppTec Co. Ltd. (Class H Stock), 144A	1,500	14,269
Yankuang Energy Group Co. Ltd. (Class H Stock)	12,000	18,067
Yuexiu Property Co. Ltd.	11,000	14,517
Yum China Holdings, Inc.	4,000	244,080
Yunnan Baiyao Group Co. Ltd. (Class A Stock)	1,000	7,537
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	4,500	11,642
Zangge Mining Co. Ltd. (Class A Stock)	10,500	35,397
Zhejiang Expressway Co. Ltd. (Class H Stock)	36,000	28,915
Zhongji Innolight Co. Ltd. (Class A Stock)	500	8,968
Zijin Mining Group Co. Ltd. (Class H Stock)	34,000	58,722
ZTE Corp. (Class H Stock)	4,200	15,371
ZTO Express Cayman, Inc., ADR	800	22,240
		12,592,036
Colombia 0.0%
Bancolombia SA	1,330	11,397
Czech Republic 0.1%
CEZ A/S	910	40,239
Greece 1.8%
Eurobank Ergasias Services & Holdings SA*	71,446	124,809
JUMBO SA	9,809	292,692
Motor Oil Hellas Corinth Refineries SA	558	14,102
Mytilineos SA	6,119	254,647

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Greece (cont’d.)
National Bank of Greece SA*	3,171	$21,838
OPAP SA	984	17,306
		725,394
Hong Kong 0.0%
Orient Overseas International Ltd.	1,000	16,710
India 12.0%
ABB India Ltd.	668	37,024
Asian Paints Ltd.	2,340	96,123
Aurobindo Pharma Ltd.	13,791	138,000
Bajaj Auto Ltd.	324	19,449
Bajaj Finance Ltd.	3,228	286,969
Bank of Baroda	6,023	14,833
Bharat Electronics Ltd.	20,202	32,144
Britannia Industries Ltd.	598	34,858
CG Power & Industrial Solutions Ltd.	5,478	26,806
Cholamandalam Investment & Finance Co. Ltd.	1,972	27,171
Cipla Ltd.	2,785	39,832
Coal India Ltd.	8,599	24,000
Colgate-Palmolive India Ltd.	10,944	268,918
DLF Ltd.	3,528	22,275
Dr. Reddy’s Laboratories Ltd.	4,644	318,603
Eicher Motors Ltd.	750	30,719
GAIL India Ltd.	57,735	83,664
HCL Technologies Ltd.	11,717	159,257
HDFC Bank Ltd.	2,691	54,025
Hero MotoCorp Ltd.	609	23,744
Hindalco Industries Ltd.	51,524	290,460
Hindustan Aeronautics Ltd.	475	22,917
Hindustan Unilever Ltd.	11,007	342,875
ICICI Bank Ltd.	6,361	77,525
Indian Hotels Co. Ltd.	4,718	22,694
Indian Oil Corp. Ltd.	15,875	18,107
Indian Railway Catering & Tourism Corp. Ltd.	1,344	10,480
Indraprastha Gas Ltd.	1,764	9,943
Infosys Ltd.	1,595	26,399
Infosys Ltd., ADR	2,700	44,982
InterGlobe Aviation Ltd., 144A*	650	20,508
ITC Ltd.	64,020	362,763
Jio Financial Services Ltd.*^	8,949	28,490
JSW Steel Ltd.	9,954	99,032
Max Healthcare Institute Ltd.*	1,133	8,201

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Muthoot Finance Ltd.	676	$11,108
Nestle India Ltd.	184	50,459
NTPC Ltd.	21,991	58,457
Oil & Natural Gas Corp. Ltd.	134,264	289,555
PI Industries Ltd.	2,771	121,903
Power Grid Corp. of India Ltd.	19,327	62,576
Reliance Industries Ltd.	8,949	277,804
Samvardhana Motherson International Ltd.	13,260	15,870
Shriram Finance Ltd.	1,375	31,699
Siemens Ltd.	396	19,190
State Bank of India	10,100	76,293
Sun Pharmaceutical Industries Ltd.	5,274	73,360
Tata Elxsi Ltd.	240	20,925
Tata Motors Ltd.	16,234	127,379
Tata Steel Ltd.	150,089	225,176
Torrent Pharmaceuticals Ltd.	595	14,507
Trent Ltd.	1,050	22,459
UltraTech Cement Ltd.	1,554	157,283
Varun Beverages Ltd.	2,552	24,973
Vedanta Ltd.	4,111	13,834
		4,818,600
Indonesia 2.9%
Adaro Energy Indonesia Tbk PT	1,083,800	173,376
Aneka Tambang Tbk	55,000	7,250
Astra International Tbk PT	113,100	51,398
Bank Central Asia Tbk PT	313,300	189,744
Bank Mandiri Persero Tbk PT	952,200	361,974
Bank Rakyat Indonesia Persero Tbk PT	384,000	143,771
Indofood CBP Sukses Makmur Tbk PT	13,200	9,809
Indofood Sukses Makmur Tbk PT	342,900	166,586
Sumber Alfaria Trijaya Tbk PT	92,000	16,473
United Tractors Tbk PT	9,600	17,538
Vale Indonesia Tbk PT	17,000	7,758
		1,145,677
Kuwait 0.1%
Mabanee Co. KPSC	3,724	10,706
Mobile Telecommunications Co. KSCP	10,488	17,787
		28,493

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Malaysia 0.2%
Gamuda Bhd	11,200	$10,680
IOI Corp. Bhd	12,800	11,842
Kuala Lumpur Kepong Bhd	2,700	13,965
MISC Bhd	7,600	12,117
PPB Group Bhd	3,500	12,957
		61,561
Mexico 2.0%
Banco del Bajio SA, 144A	78,400	237,799
Cemex SAB de CV, UTS*	56,100	42,749
Fibra Uno Administracion SA de CV, REIT	17,000	25,553
Grupo Bimbo SAB de CV (Class A Stock)	7,100	36,901
Grupo Financiero Banorte SAB de CV (Class O Stock)	14,000	132,751
Grupo Financiero Inbursa SAB de CV (Class O Stock)*	3,800	9,254
Grupo Mexico SAB de CV (Class B Stock)	42,900	223,172
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	33,100	78,060
Orbia Advance Corp. SAB de CV	5,700	12,946
Wal-Mart de Mexico SAB de CV	2,300	9,581
		808,766
Philippines 0.1%
International Container Terminal Services, Inc.	5,760	22,764
Metropolitan Bank & Trust Co.	10,500	11,478
		34,242
Qatar 1.0%
Commercial Bank PSQC (The)	18,834	32,352
Dukhan Bank	10,832	12,301
Ooredoo QPSC	90,082	282,918
Qatar Electricity & Water Co. QSC	2,502	12,465
Qatar Islamic Bank SAQ	8,990	52,241
		392,277
Russia 0.0%
Inter RAO UES PJSC^	202,400	—
LUKOIL PJSC^	2,762	—
Magnit PJSC^	1,716	—
Magnit PJSC, GDR*^	3	—
PhosAgro PJSC^	232	—
PhosAgro PJSC, GDR^	4	—
PhosAgro PJSC, GDR*^	2	—

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Russia (cont’d.)
Rosneft Oil Co. PJSC^	5,856	$—
Sberbank of Russia PJSC^	55,364	—
Surgutneftegas PJSC^	38,400	—
		—
Saudi Arabia 2.6%
Almarai Co. JSC	966	17,740
Arabian Internet & Communications Services Co.	144	13,998
Dr. Sulaiman Al Habib Medical Services Group Co.	3,552	273,635
Elm Co.	230	41,691
Etihad Etisalat Co.	5,118	63,907
Mobile Telecommunications Co. Saudi Arabia	2,610	9,337
Mouwasat Medical Services Co.	275	18,388
Nahdi Medical Co.	210	9,731
National Industrialization Co.*	2,200	8,276
Riyad Bank	28,623	242,653
Sahara International Petrochemical Co.	1,975	19,929
Saudi Aramco Base Oil Co.	3,340	131,979
Saudi Awwal Bank	5,559	56,390
Saudi Telecom Co.	11,272	127,460
Savola Group (The)	1,485	16,739
		1,051,853
South Africa 1.6%
Gold Fields Ltd.	4,950	76,770
Impala Platinum Holdings Ltd.	4,223	30,503
Kumba Iron Ore Ltd.	351	9,628
Northam Platinum Holdings Ltd.*	1,885	15,946
Old Mutual Ltd.	27,166	19,788
Remgro Ltd.	2,912	26,183
Sanlam Ltd.	79,514	293,197
Sasol Ltd.	3,148	43,953
Standard Bank Group Ltd.	7,590	80,991
Woolworths Holdings Ltd.	5,044	22,527
		619,486
South Korea 13.5%
BGF retail Co. Ltd.	48	6,298
DB Insurance Co. Ltd.	2,200	130,087
Doosan Bobcat, Inc.	309	14,174
E-MART, Inc.	118	7,004
GS Holdings Corp.	5,345	157,942

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Hana Financial Group, Inc.	1,640	$50,537
Hankook Tire & Technology Co. Ltd.	419	12,709
Hanwha Aerospace Co. Ltd.	192	18,420
HD Hyundai Co. Ltd.	272	13,135
Hyundai Glovis Co. Ltd.	369	50,456
Hyundai Mobis Co. Ltd.	1,722	314,638
Hyundai Motor Co.	2,265	348,252
Hyundai Steel Co.	437	12,389
Industrial Bank of Korea	29,471	240,265
KB Financial Group, Inc.	3,735	149,592
Kia Corp.	5,574	361,749
Korea Investment Holdings Co. Ltd.	240	9,197
Krafton, Inc.*	164	22,107
KT&G Corp.	3,237	209,460
LG Electronics, Inc.	2,758	234,765
LG Uplus Corp.	1,155	9,066
Meritz Financial Group, Inc.*	5,561	214,712
Mirae Asset Securities Co. Ltd.	1,529	8,312
Orion Corp.	135	12,016
Posco International Corp.	286	20,238
Samsung C&T Corp.	2,873	232,772
Samsung Electro-Mechanics Co. Ltd.	1,980	225,876
Samsung Electronics Co. Ltd.	21,897	1,198,919
Samsung Engineering Co. Ltd.*	9,166	265,879
Samsung Fire & Marine Insurance Co. Ltd.	324	61,931
Samsung Life Insurance Co. Ltd.	3,293	180,154
Samsung SDS Co. Ltd.	2,118	213,226
Samsung Securities Co. Ltd.	8,597	242,098
Shinhan Financial Group Co. Ltd.	2,622	72,166
SK Hynix, Inc.	536	51,909
Woori Financial Group, Inc.	3,032	27,710
		5,400,160
Taiwan 14.1%
Accton Technology Corp.	26,000	317,209
Acer, Inc.	125,000	139,592
Advantech Co. Ltd.	13,198	164,813
Catcher Technology Co. Ltd.	4,000	22,119
Chunghwa Telecom Co. Ltd.	21,000	77,468
Compal Electronics, Inc.	264,000	256,299
Delta Electronics, Inc.	12,000	140,085
Eva Airways Corp.	9,000	10,553
Evergreen Marine Corp. Taiwan Ltd.	24,000	79,589
Global Unichip Corp.	1,000	52,305

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
Globalwafers Co. Ltd.	1,000	$16,388
Hon Hai Precision Industry Co. Ltd.	8,000	27,683
Inventec Corp.	15,000	30,513
Largan Precision Co. Ltd.	1,000	69,362
Micro-Star International Co. Ltd.	4,000	24,810
Nanya Technology Corp.	7,000	16,153
Nien Made Enterprise Co. Ltd.	1,000	10,366
Novatek Microelectronics Corp.	22,000	297,518
Pou Chen Corp.	13,000	12,936
President Chain Store Corp.	17,000	151,030
Quanta Computer, Inc.	50,000	380,393
Realtek Semiconductor Corp.	3,000	41,202
Synnex Technology International Corp.	4,000	7,539
Taiwan Semiconductor Manufacturing Co. Ltd.	133,000	2,401,661
Uni-President Enterprises Corp.	27,000	64,775
United Microelectronics Corp.	219,000	329,091
Voltronic Power Technology Corp.	1,000	55,801
Wan Hai Lines Ltd.	5,060	8,133
Wistron Corp.	17,000	76,734
Wiwynn Corp.	6,000	340,735
WPG Holdings Ltd.	9,000	14,465
Yang Ming Marine Transport Corp.	8,000	11,867
		5,649,187
Thailand 1.5%
Advanced Info Service PCL	6,800	44,929
Bangkok Dusit Medical Services PCL	58,400	49,131
Berli Jucker PCL	7,200	7,365
Bumrungrad Hospital PCL	30,500	192,659
Central Pattana PCL	11,100	22,075
Krung Thai Bank PCL	406,000	243,354
Minor International PCL	18,200	17,560
SCB X PCL	4,800	15,790
Siam Cement PCL (The)	1,800	17,104
Srisawad Corp. PCL	4,800	6,635
		616,602
Turkey 1.9%
Akbank TAS	17,195	17,844
BIM Birlesik Magazalar A/S	2,575	20,678
Ford Otomotiv Sanayi A/S	396	13,957
Haci Omer Sabanci Holding A/S	5,527	11,822
KOC Holding A/S	56,992	285,684

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Turkey (cont’d.)
Pegasus Hava Tasimaciligi A/S*	1,728	$54,021
Tofas Turk Otomobil Fabrikasi A/S	9,780	109,627
Turk Hava Yollari AO*	2,965	25,784
Turkiye Is Bankasi A/S (Class C Stock)	295,469	165,876
Turkiye Petrol Rafinerileri A/S	5,642	21,656
Yapi ve Kredi Bankasi A/S	70,674	37,354
		764,303
United Arab Emirates 2.3%
Abu Dhabi Islamic Bank PJSC	82,848	253,579
Emaar Properties PJSC	169,528	311,940
Emirates NBD Bank PJSC	72,490	335,420
		900,939
United States 0.0%
JBS SA	4,400	17,465

Total Common Stocks (cost $32,295,526)		37,756,802
Preferred Stocks 3.7%
Brazil 2.5%
Cia Energetica de Minas Gerais (PRFC)	77,198	207,167
Gerdau SA (PRFC)	45,045	278,914
Itausa SA (PRFC)	33,000	68,530
Petroleo Brasileiro SA (PRFC)	66,300	436,322
		990,933
Chile 0.1%
Sociedad Quimica y Minera de Chile SA (PRFC B)	819	60,053
Colombia 0.5%
Bancolombia SA (PRFC)	25,892	196,782
Russia 0.0%
Surgutneftegas PJSC (PRFC)^	38,200	—
South Korea 0.6%
Hyundai Motor Co. (2nd PRFC)	200	17,011
Hyundai Motor Co. (PRFC)	128	10,767

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description		Shares		Value
Preferred Stocks (Continued)
South Korea (cont’d.)
LG Chem Ltd. (PRFC)			42	$12,944
Samsung Electronics Co. Ltd. (PRFC)			4,494	202,413
				243,135

Total Preferred Stocks (cost $1,124,790)				1,490,903

Total Long-Term Investments (cost $33,420,316)				39,247,705
Short-Term Investments 3.1%
Affiliated Mutual Funds 3.0%
PGIM Core Government Money Market Fund(wi)	968,577	968,577
PGIM Institutional Money Market Fund (cost $239,126; includes $238,111 of cash collateral for securities on loan)(b)(wi)	239,203	239,060

Total Affiliated Mutual Funds (cost $1,207,703)				1,207,637

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $49,692)	5.098%	09/14/23	50	49,678

Total Short-Term Investments (cost $1,257,395)				1,257,315

TOTAL INVESTMENTS 101.0% (cost $34,677,711)				40,505,020
Liabilities in excess of other assets(z) (1.0)%				(392,530)

Net Assets 100.0%				$40,112,490

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $28,490 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,947; cash collateral of $238,111 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
25	Mini MSCI Emerging Markets Index	Sep. 2023	$1,317,875	$55,803
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).